Exchange of The Animal Health Business - Schedule of Purchase Price Allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [Line Items]
Other intangible assets	€ 13,080		€ 10,879	€ 12,026
Goodwill	40,264		€ 40,287	€ 39,557
Acquisition of Boehringer Inhelheim's Consumer Healthcare Business [Member]
Disclosure of detailed information about business combination [Line Items]
Property, plant and equipment	67
Other intangible assets	3,771
Other non-current assets and liabilities	(84)
Inventories	296
Other current assets and liabilities	46
Held-for-sale assets	77
Net deferred tax position	(156)
Net assets at acquisition date	4,017
Goodwill	2,222	€ 2,222
Purchase price	€ 6,239